Off balance sheet commitments	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Off balance sheet commitments	Off balance sheet commitments
The off balance sheet commitments presented below are shown at their nominal value.
D.21.1. Off balance sheet commitments relating to operating activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2025		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)	476	26	23	44	383
Irrevocable purchase commitments(b)
•given(c)	5,098	1,999	1,414	810	875
•received	(2,356)	(411)	(595)	(540)	(810)
Research and development license agreements – commitments given
•commitments related to R&D and other commitments(d)	221	196	16	4	5
•contingent milestone payments in connection with development programs in progress(e)	5,341	373	1,413	1,027	2,528
Total – net commitments given	8,780	2,183	2,271	1,345	2,981
(a)Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2025; the equivalent amount of these commitments as of December 31, 2024 was €554 million.
During 2024, Sanofi signed a 12-year lease in France which will take effect in 2027, representing a commitment of €203 million.
(b)These comprise irrevocable commitments to make payments under agreements related to acquisitions of property, plant and equipment, net of down-payments (see Note D.3.), and to make or receive payments under agreements to provide or receive goods or services. As of December 31, 2024, irrevocable commitments amounted to €3,683 million given and €391 million received.
(c)Irrevocable purchase commitments given as of December 31, 2025 include €862 million of commitments to joint ventures. This line also includes (i) the commitment to EUROAPI. amounting to €238 million as of December 31, 2025, and (ii) commitments related to long-term renewable energy purchase contracts lasting between 15 and 20 years giving rise to the physical supply of electricity mainly in France for an estimated total annual volume of
329 GWh.
(d)Commitments related to research and development, and other commitments, amounted to €84 million as of December 31, 2024.
(e)This line only includes contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2024 was
€4,230 million. These commitments include contingent milestone payments in connection with purchases of groups of assets amounting to €2,119 million as of December 31, 2025 (of which €1,107 million related to the acquisition of Dren-0201, Inc and €383 million related to the acquisition of Vicebio Ltd. -
see Note D.1.) and €741 million as of December 31, 2024.
In pursuance of its strategy, Sanofi may acquire technologies and rights to products. Such acquisitions may be made in various contractual forms: acquisitions of shares, loans, license agreements, joint development, and co-marketing. These arrangements generally involve upfront payments on signature of the agreement, development milestone payments, and royalties. Some of these complex agreements include undertakings to fund research programs in future years and payments contingent upon achieving specified development milestones, the granting of approvals or licenses, or the attainment of sales targets once a product is commercialized.
The “Research and development license agreements” line comprises future service commitments to fund research and development or technology, and contingent milestone payments regarded as reasonably achievable (i.e. all potential milestone payments relating to projects in the development phase, for which the future financial consequences are known or probable and for which there is a sufficiently reliable estimate). This line excludes:
•commitments given relating to (i) projects in the research phase, amounting to €13.9 billion as of December 31, 2025 and
€14.4 billion as of December 31, 2024 and (ii) payments contingent upon the attainment of sales targets once a product is commercialized, amounting to €15.6 billion as of December 31, 2025 and €15.2 billion as of December 31, 2024;
•commitments received amounting to €9.0 billion as of December 31, 2025 (€12.5 billion as of December 31, 2024), mainly comprising research, development and commercialization agreements with partners further to the acquisitions of (i) Ablynx (€0.7 billion as of December 31, 2025, versus €0.7 billion as of December 31, 2024) and (ii) Kymab (€0.2 billion as of December 31, 2025, versus €0.3 billion as of December 31, 2024), plus contingent consideration receivable based on attainment of regulatory and sales milestones for commercialized products under the terms of licenses or rights assignment agreements amounting to €7.5 billion as of December 31, 2025 (€11.2 billion as of December 31, 2024).
Sanofi entered into one major agreement in 2025, as described below:
•in April 2025, Sanofi entered into a license and collaboration agreement with Earendil Labs for two bispecific antibodies in the field of autoimmune and inflammatory bowel diseases: HXN-1002 (targeting α4β7 and TL1A for potential treatment of moderate to severe ulcerative colitis and Crohn's disease) and HXN-1003 (targeting TL1A and IL23 for potential treatment of colitis and skin inflammation). Under the terms of the agreement, Earendil Labs received an upfront payment of $125.0 million, and is eligible to receive (i) up to $1.7 billion in development and commercial milestone payments and (ii) tiered royalties on product sales.
In addition, by acquiring all of the outstanding shares of Blueprint in July 2025 and Vigil in August 2025 (see Note D.1.), Sanofi
assumed commitments amounting to €1,606 million and €208 million, respectively, made by those companies to various partners under collaboration agreements previously entered into.
The amount reported for commitments as of December 31, 2025 also includes commitments under agreements entered into by
Sanofi in prior years. The main such agreements are described below; for a full description of each agreement, refer to the Annual
Report on Form 20-F for the year in which the agreement was entered into.
The major agreements entered into by Sanofi in 2024 are described below:
•Co-exclusive licensing agreement with Novavax. The terms of the agreement include (i) a co-exclusive license to co-
commercialize Novavax’s current stand-alone adjuvanted COVID-19 vaccine worldwide (except in countries with existing
Advance Purchase Agreements and in India, Japan, and South Korea, where Novavax has existing partnership agreements);
(ii) a sole license to Novavax’s adjuvanted COVID-19 vaccine for use in combination with Sanofi’s flu vaccines; and (iii) a non-
exclusive license to use the Matrix-M adjuvant in vaccine products. Novavax received an upfront payment of $500 million and could receive up to $700 million contingent on attainment of development, regulatory and commercialization milestones, representing up to $1.2 billion in total. Starting in 2025, Sanofi recognizes sales of Novavax’s adjuvanted COVID-19 vaccine and bears certain R&D, regulatory and commercialization expenses. Novavax will receive double-digit tiered royalties on Sanofi sales of COVID-19 vaccines and combined influenza/COVID-19 vaccines. Novavax is also entitled to additional launch and sales milestone payments of up to $200 million, plus single-digit royalties for each additional Sanofi vaccine product developed under a non-exclusive license using Novavax’s Matrix-M adjuvant technology. In addition, Sanofi took a minority equity interest of less than 5% in Novavax. Outside of the collaboration, each party may develop and commercialize their own flu and
COVID-19 vaccines and their own adjuvanted products at their own cost.
•Exclusive licensing agreement with RadioMedix, Inc. and Orano Med for AlphaMedix (SAR447873), a late-stage project currently being evaluated for the treatment of adult patients with unresectable or metastatic progressive somatostatin-
receptor expressing neuroendocrine tumors (NETs), a rare cancer. Under the licensing agreement, Sanofi will be responsible for the global commercialization of AlphaMedix, while Orano Med will be responsible for the manufacturing of AlphaMedix through its global industrial platform currently under development. Under the terms of the agreement, RadioMedix and Orano
Med received an upfront payment of €100 million and could receive up to €220 million based on sales milestones, as well as being eligible for tiered sales-based royalties.
•Exclusive licensing agreement with CORXEL Pharmaceuticals (CORXEL) to develop and commercialize aficamten in China,
Hong Kong, Macao and Taiwan for the treatment of patients with obstructive and non-obstructive hypertrophic cardiomyopathy (HCM). Aficamten is an investigational, next-in-class selective small molecule cardiac myosin inhibitor discovered and developed globally by Cytokinetics. Sanofi has acquired CORXEL’s rights relating to aficamten in China, Hong
Kong, Macao and Taiwan for an undisclosed amount. Cytokinetics remains eligible to receive up to $150 million in development and commercial milestone payments from Sanofi as well as royalties in the low-to-high teens on future sales of aficamten in
China, Hong Kong, Macao and Taiwan. Cytokinetics is now also eligible to receive additional undisclosed payments in connection with the execution of the agreement between Sanofi and CORXEL.
The principal agreements entered into by Sanofi in earlier years are listed below:
•Scribe Therapeutics (2022/2023): expanded collaboration and an exclusive license agreement on CasX-Editor(XE) genome editing technology associated with guide RNAs for multiple targets including sickle cell disease and other genomic diseases;
•Teva Pharmaceuticals (2023): collaboration agreement to co-develop and co-commercialize TEV’574 (duvakitug), for which positive Phase 2b clinical study results in patients with ulcerative colitis and Crohn’s disease were announced on December 17,
2024;
•Exscientia (2022): an innovative license agreement and research collaboration to develop up to 15 novel small molecule candidates across oncology and immunology, leveraging Exscientia’s end-to-end AI-driven platform utilizing actual patient samples;
•ABL Bio (2022): a licensing and collaboration agreement for the development of ABL301, a bispecific antibody intended as a treatment for alpha-synucleinopathies;
•Adagene Inc., a company specializing in the discovery and development of antibody-based therapies (2022): collaboration and exclusive license agreement;
•Atomwise (2022): a collaboration agreement that will leverage Atomwise's ATOMNET platform to identify and synthesize up to five drug targets;
•Insilico Medicine (2022): a strategic research collaboration to leverage Insilico Medicine’s AI platform, Pharma.AI, to advance drug development candidates for up to six new therapeutic targets;
•Innate Pharma SA (2022): an expanded collaboration, with Sanofi licensing a natural killer (NK) cell engager program targeting
B7-H3 from Innate’s ANKET (Antibody-based NK Cell Engager Therapeutics) platform;
•Kymera (2020): agreement to develop and commercialize protein degrader therapies targeting IRAK4 in patients with immune-inflammatory diseases;
•Nurix Therapeutics (2020): collaboration to develop novel targeted protein degradation therapies; and
•Denali Therapeutics Inc. (2018): collaboration agreement on the development of multiple molecules with the potential to treat a range of systemic inflammatory diseases such as ulcerative colitis.
Sanofi did not discontinue any collaboration agreement that would have resulted in a significant reduction in commitments as of
December 31, 2025.
In addition, under the collaboration agreement with Regeneron on monoclonal antibodies (see Note C.1.), Sanofi is entitled to receive an additional share of quarterly profits (capped at 10% of Regeneron’s share of quarterly profits until March 31, 2022, and thereafter at 20%), until Regeneron has paid 50% of the cumulative development costs incurred by the parties to the alliance.
As of December 31, 2025 this represented total commitments received of €0.5 billion (versus €1.6 billion as of December 31,
2024), against cumulative development costs of €9.0 billion.
Sanofi entered into an agreement with Royalty Pharma in December 2014 relating to development programs, under which
Royalty Pharma bore a portion of the remaining development costs of the project on a quarterly basis in return for royalties on future sales. The products in development under that agreement have been launched in territories including the US and Europe, marking the end of the joint development programs.
On February 27, 2017, Sanofi and Lonza announced a strategic partnership in the form of a joint venture (BioAtrium AG) to build and operate a large-scale mammalian cell culture facility for monoclonal antibody production in Visp, Switzerland. An initial investment of approximately €0.3 billion to finance construction of the facility, split 50/50 between the two partners, has now been made in full. In addition, Sanofi could pay BioAtrium AG in the region of €0.8 billion over the 2026-2031 period as its share of operating expenses and the cost of producing future batches.
In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2025), Sanofi and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.
In 2024, Sanofi entered into power purchase agreements in furtherance of its sustainability strategy.
The characteristics of the principal power purchase agreements in place as of December 31, 2025 are summarized below:

Country	Type of energy	Annual volume	Start date	Term	Type of contract	Accounting treatment
France	Solar	8 GWh	2025	20 years	PPA(a)	Own use procurement contract(b)
	Wind	46 GWh	2025	20 years
	Wind	29 GWh	2025	20 years
	Wind	21 GWh	2025	20 years
	Wind	32 GWh	2025	20 years
	Wind	22 GWh	2025	20 years
	Solar	6 GWh	2025	20 years
	Solar	6 GWh	2025	20 years
	Solar	7 GWh	2025	20 years
	Wind	21 GWh	2025	15 years
	Wind	40 GWh	2025	15 years
Germany	Wind	70 GWh	2025	18 years
Belgium	Wind	20 GWh	2026	15 years
(a)PPA (Power Purchase Agreement): long-term renewable energy contract resulting in physical supply of electricity at a predetermined fixed price for the entire duration of the contract.
(b)At the current stage of analysis with reference to IFRS 10 (Consolidated Financial Statements), IFRS 16 (Leases) and IFRS 9 (Financial Instruments),
Sanofi has concluded that it can apply the own use exception as permitted by paragraph 2.4 of IFRS 9.
These contracts help secure the objective of 100% electricity from renewable sources across all Sanofi operations by 2030.
As of December 31, 2025, Sanofi has not entered into any material new long-term renewable energy contract agreements as part of its sustainability strategy.
D.21.2. Off balance sheet commitments relating to financing activities
Credit facilities
Undrawn credit facilities are as follows:

December 31, 2025		Expiry
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	—	4,000	4,000	—
As of December 31, 2025, total credit facilities amounted to €8,000 million (versus €8,000 million as of December 31, 2024 and €8,000 million as of December 31, 2023).
Guarantees
The table below shows the amount of guarantees given and received:

(€ million)	2025	2024	2023
Guarantees given:	2,607	4,298	3,936
•Guarantees provided to banks in connection with credit facilities	998	1,130	1,067
•Other guarantees given	1,609	3,168	2,869
Guarantees received	(288)	(1,288)	(1,272)
D.21.3. Off balance sheet commitments relating to asset acquisitions and divestments, and to changes in the scope of consolidation
On December 24, 2025, Sanofi announced that it had entered into an agreement with Dynavax Technologies Corporation.
(Dynavax), a publicly traded vaccines company. Under the terms of the merger agreement, Sanofi will commence a cash tender offer to acquire all outstanding shares of Dynavax for $15.50 per share, reflecting a total equity value of approximately $2.2 billion.
See Note D.1.1.6.
As of December 31, 2025, Sanofi had received commitments amounting in aggregate to €0.4 billion in respect of (i) divestments of assets relating to transactions not yet finalized as of that date and (ii) contingent consideration arising under past agreements.
Off balance sheet commitments of a financing nature with associates and joint ventures are disclosed in Note D.6.
Off balance sheet commitments relating to securities classified in the categories “Equity instruments at fair value through other comprehensive income” and “Unquoted debt securities not meeting the definition of equity instruments” are respectively disclosed in Notes D.7.1. and D.7.3..
The maximum amount of contingent consideration relating to business combinations in accordance with IFRS3 is disclosed in
Note D.18.
Contingent milestone payments in connection with acquisitions of groups of assets are disclosed in Note D21.1.(e).